TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]

	December 31, 2017	December 31, 2016
Trade receivables	$4,038	$6,353
Value added taxes and other taxes receivable	14,984	9,534
Other	1,340	586
	$20,362	$16,473